AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Principal Amount	Value
Asset-Backed Securities - 7.8%
AB BSL CLO 3, Ltd. Series 2021-3A, Class A1R (3 month SOFR + 1.250%, Cap N/A, Floor 1.250%), 5.575%, 04/20/38 [1,2]	$400,000	$401,209
AGL CLO 23, Ltd. Series 2022-23A, Class A1R (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.475%, 04/20/38 [1,2]	500,000	499,950
AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 5.343%, 04/20/38 [1,2]	600,000	599,675
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 5.572%, 01/22/38 [1,2]	500,000	501,466
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	194,000	198,122
Apidos CLO XLII, Ltd. Series 2022-42A, Class A1R (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 5.525%, 04/20/38 [1,2]	500,000	501,008
CIFC Funding, Ltd.
Series 2021-5A, Class A1R (3 month SOFR + 1.260%, Cap N/A, Floor 1.260%), 5.578%, 01/15/38 [1,2]	500,000	501,475
Series 2022-1A, Class A (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.642%, 04/17/35 [1,2]	500,000	500,450

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49 [1]	500,000	503,703
Elmwood CLO 22 Ltd. Series 2023-1A, Class AR (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 5.522%, 04/17/38 [1,2]	448,000	448,900
Elmwood CLO 38, Ltd. Series 2025-1A, Class A (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.426%, 04/22/38 [1,2]	500,000	500,214
GoldenTree Loan Management US CLO 23, Ltd. Series 2024-23A, Class A (3 month SOFR + 1.270%, Cap N/A, Floor 1.270%), 5.595%, 01/20/39 [1,2]	305,000	305,900
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class A1R (3 month SOFR + 1.480%, Cap N/A, Floor 1.480%), 5.790%, 07/30/37 [1,2]	330,000	330,894
	Principal Amount	Value

Madison Park Funding XXIX LTD Series 2018-29A, Class A1R2 (3 month SOFR + 1.180%, Cap N/A, Floor 1.180%), 5.509%, 03/25/38 [1,2]	$500,000	$500,375
Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 5.458%, 01/15/38 [1,2]	325,000	324,988
Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.638%, 07/25/38 [1,2]	585,000	587,744
Palmer Square CLO, Ltd. Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 5.475%, 04/20/38 [1,2]	191,000	191,089
Sagard-Halseypoint CLO 8, Ltd. Series 2024-8A, Class A1 (3 month SOFR + 1.390%, Cap N/A, Floor 1.390%), 5.700%, 01/30/38 [1,2]	410,000	411,794
TCW CLO LTD Series 2025-1A, Class A (3 month SOFR + 1.190%, Cap N/A, Floor 1.190%), 5.515%, 04/20/38 [1,2]	500,000	500,050
Voya CLO, Ltd.
Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 5.495%, 04/20/38 [1,2]	590,000	590,581
Series 2024-7A, Class A1 (3 month SOFR + 1.310%, Cap N/A, Floor 1.310%), 5.635%, 01/20/38 [1,2]	550,000	552,172

Total Asset-Backed Securities (Cost $9,432,986)		9,451,759
Mortgage-Backed Securities - 12.2%
BANK
Series 2021-BN32, Class A4 2.349%, 04/15/54	241,000	219,924
Series 2021-BN35, Class A5 2.285%, 06/15/64	250,000	220,997
Series 2023-BNK45, Class A5 5.203%, 02/15/56	100,000	102,512
Series 2024-BNK47, Class A5 5.716%, 06/15/57	750,000	798,212
Series 2025-BNK49, Class A5 5.623%, 03/15/58 [2]	750,000	794,082

BANK5
Series 2023-5YR3, Class A3 6.724%, 09/15/56 [2]	325,000	345,219
Series 2023-5YR4, Class A3 6.500%, 12/15/56	497,728	525,023
Series 2024-5YR10, Class A3 5.302%, 10/15/57	635,000	654,425
Series 2024-5YR8, Class A3 5.884%, 08/15/57	500,000	524,762

AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Mortgage-Backed Securities - 12.2% (continued)

BBCMS Mortgage Trust Series 2024-C30, Class A5 5.532%, 11/15/57	$750,000	$789,715
Benchmark Mortgage Trust
Series 2020-B22, Class A5 1.973%, 01/15/54	350,000	305,167
Series 2023-B40, Class A5 6.054%, 12/15/56	250,000	270,797

BRAVO Residential Funding Trust Series 2024-NQM4, Class A1A 4.350%, 01/25/60 [1,3]	454,844	448,529
Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52 [1,2]	319,144	295,251
COLT Mortgage Loan Trust Series 2022-3, Class A2 4.156%, 02/25/67 [1,2]	473,013	456,423
Connecticut Avenue Securities Series Series 2025-R01, Class 1A1 5.306%, 01/25/45 [1,2]	89,945	90,002
Connecticut Avenue Securities Trust Series 2024-R06, Class 1A1 5.506%, 09/25/44 [1,2]	480,136	481,700
Freddie Mac Stacr Remic Trust Series 2025-DNA3, Class A1 5.320%, 09/25/45 [1,2]	605,000	605,378
GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	601,000	549,947
GS Mortgage-Backed Securities Trust
Series 2021-PJ8, Class A2 2.500%, 01/25/52 [1,2]	572,307	475,747
Series 2022-PJ3, Class A7 2.500%, 08/25/52 [1,2]	509,344	481,255
Series 2022-PJ6, Class A3 2.500%, 01/25/53 [1,2]	700,484	581,456
Series 2023-PJ2, Class A4 5.500%, 05/25/53 [1,2]	315,630	317,121

JP Morgan Mortgage Trust
Series 2015-4, Class B1 3.507%, 06/25/45 [1,2]	446,154	417,138
Series 2017-2, Class B2 3.644%, 05/25/47 [1,2]	211,974	196,571
Series 2020-5, Class B2 3.574%, 12/25/50 [1,2]	310,969	275,618
Series 2021-1, Class A3A 2.000%, 06/25/51 [1,2]	499,925	398,046
Series 2021-3, Class A15 2.500%, 07/25/51 [1,2]	446,057	368,311
Series 2022-1, Class A3 2.500%, 07/25/52 [1,2]	1,165,968	965,629
	Principal Amount	Value

Series 2022-4, Class A3 3.000%, 10/25/52 [1,2]	$707,313	$611,569

OBX Trust Series 2020-EXP3, Class 1A8 3.000%, 01/25/60 [1,2]	371,103	323,888
Sequoia Mortgage Trust Series 2025-S1, Class A4 2.500%, 09/25/54 [1,2]	577,756	513,389
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5 5.309%, 08/15/57	450,000	466,064

Total Mortgage-Backed Securities (Cost $14,671,628)		14,869,867
U.S. Government and Agency Obligations - 78.9%
Fannie Mae - 28.2%
Fannie Mae REMICS,
4.000%, 07/25/42	275,000	263,843
3.000%, 11/25/36 to 06/25/48	959,241	905,662
2.500%, 10/25/45	203,447	189,748

FNMA,
1.500%, 01/01/51	3,638,886	2,797,727
2.000%, 10/01/51 to 04/01/52	7,062,583	5,735,486
2.500%, 11/01/51	4,818,980	4,123,914
3.000%, 08/01/50 to 12/01/50	4,157,358	3,723,857
4.000%, 06/01/53	4,312,355	4,070,547
5.000%, 01/01/53	4,803,617	4,795,025
5.500%, 07/01/53	1,723,261	1,740,236
6.000%, 07/01/54	2,864,985	2,976,495
6.500%, 07/01/54	2,423,099	2,552,418

FNMA Pool, 3.000%, 06/01/52	443,702	399,134

Total Fannie Mae	37,686,514	34,274,092
Freddie Mac - 32.2%
FHLMC,
3.000%, 08/01/52	4,007,984	3,582,721
3.500%, 06/01/49	5,626,273	5,286,735
4.500%, 09/01/52 to 06/01/54	6,331,688	6,208,523
5.000%, 11/01/53	3,836,524	3,815,621
5.500%, 02/01/54	4,716,638	4,826,192
6.000%, 10/01/53 to 12/01/54	5,371,722	5,580,979

Freddie Mac Multifamily Structured Pass Through Certificates,
1.658%, 12/25/30	2,750,000	2,437,717
1.721%, 05/25/35	400,000	313,008
2.361%, 10/25/36	1,485,000	1,196,550
4.500%, 07/25/33 [2]	2,826,000	2,854,202

Freddie Mac REMICS,
3.500%, 02/15/45 to 02/15/48	654,693	557,805
4.000%, 11/15/48	544,860	513,912
4.500%, 03/15/49	543,257	533,336
3.000%, 09/25/49	271,186	179,346
2.000%, 10/25/40	1,291,512	954,978

AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 32.2% (continued)

Freddie Mac Strips, 3.000%, 08/15/42	$222,984	$205,553

Total Freddie Mac	40,880,321	39,047,178
Ginnie Mae - 15.1%
GNMA,
2.000%, 03/20/51	1,080,089	888,948
2.500%, 09/20/50	4,356,082	3,753,377
3.000%, 02/20/46 to 05/20/53	1,394,154	1,262,769
3.500%, 02/20/46 to 03/20/48	2,939,039	2,676,185
5.000%, 04/20/49	2,795,929	2,836,313
5.500%, 04/20/55	5,473,442	5,551,381
3.250%, 11/16/43	315,671	282,174

Government National Mortgage Association,
3.000%, 01/20/43 to 03/20/45	1,061,302	955,813
2.500%, 09/20/42	132,000	102,578

Total Ginnie Mae	19,547,708	18,309,538
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds,
4.375%, 11/15/39	470,000	466,181
4.625%, 02/15/55	800,000	786,375
5.000%, 05/15/45	2,666,000	2,768,474

	Principal Amount	Value

U.S. Treasury Notes, 4.250%, 11/15/34	$119,000	$120,344

Total U.S. Treasury Obligations	4,055,000	4,141,374

Total U.S. Government and Agency Obligations (Cost $93,943,245)		95,772,182
Short-Term Investments - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $766,082 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $781,368)	766,000	766,000

	Shares
Other Investment Companies - 0.0%#
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09% [4]	1,320	1,320

Total Short-Term Investments (Cost $767,320)		767,320
Total Investments - 99.5% (Cost $118,815,179)		120,861,128
Other Assets, less Liabilities - 0.5%		549,354
Net Assets - 100.0%		$121,410,482

#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $17,556,658 or 14.5% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

CLO	Collateralized Loan Obligation
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

AMG GW&K Securitized Bond SMA Shares
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$9,451,759	—	$9,451,759
Mortgage-Backed Securities	—	14,869,867	—	14,869,867
U.S. Government and Agency Obligations†	—	95,772,182	—	95,772,182
Short-Term Investments
Repurchase Agreements	—	766,000	—	766,000
Other Investment Companies	$1,320	—	—	1,320
Total Investments in Securities	$1,320	$120,859,808	—	$120,861,128

†	All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.